Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about estimated useful life or depreciation rate [Table Text Block]
Furniture and equipment	20%
Computer equipment	30%